Stockholders' Equity (Deficit) Stockholders' Equity (Deficit) - Initial Public Offering (Details) - IPO [Member] - Class B [Member] shares in Millions	Mar. 19, 2014 $ / shares shares	Mar. 19, 2014 $ / shares shares
Class of Stock [Line Items]
Issuance of common stock upon initial public offering, net of issuance costs (in shares) | shares	12.8	12.8
Share price (in dollars per share) | $ / shares	$ 16.00	$ 16.00